Related party disclosures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related party disclosures
29.	Related party disclosures

The ultimate parent

As of December 31, 2018, the controlling shareholder of the Company, HLA, indirectly owned 17,059,154, or 41.8% (2017: 16,360,845, or 40.0%), of the ordinary shares in the capital of the Company, as well as a special share that entitles it to elect a majority of directors of the Company. HLA controls the Company through its wholly-owned subsidiary, HLC, and through HLT, a wholly-owned subsidiary of HLC. HLT owns approximately 23.3% (2017: 23.3%) of the ordinary shares in the capital of the Company and is, and has since August 2002 been, the registered holder of the special share. HLA also owns, through another wholly-owned subsidiary, Well Summit Investments Limited, approximately 18.5% (2017: 16.7%) of the ordinary shares in the capital of the Company. HLA is a member of the Hong Leong Investment Holdings Pte. Ltd., or Hong Leong Investment group of companies. Prior to August 2002, the Company was controlled by Diesel Machinery (BVI) Limited, which, until its dissolution, was a holding company controlled by HLC and was the prior owner of the special share. Through HLT’s stock ownership and the rights accorded to the special share under Bye-Laws of the Company and various agreements among shareholders, HLA is able to effectively approve and effect most corporate transactions.

There were transactions other than dividends paid, between the Group and HLA of RMB 0.03 million (US$0.01 million) during the financial years ended December 31, 2016, 2017 and 2018 respectively. The transaction relates to consultancy fees charged by HLA.

Entity with significant influence over the Group

As of December 31, 2018, the Yulin City Government through Coomber Investment Ltd. owned 17.2% (2017: 17.2%) of the ordinary shares in the capital of the Company.

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000

		(Restated)

Sales of engines and materials
- associates and joint ventures	219,724	412,591	439,106	65,635
- SHC (including its subsidiaries and affiliates)	447,509	455,061	406,422	60,750
Purchase of material, supplies and engines
- associates and joint ventures	308,610	914,211	1,192,322	178,222
- SHC (including its subsidiaries and affiliates)	1,028,358	1,221,421	1,589,638	237,610
Purchase of service
- a joint venture	2,121	2,543	—	—
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	—	14,241	3,456	517
- SHC (including its subsidiaries and affiliates)	13,634	25,728	24,015	3,590
Rental income
- SHC (including its subsidiaries and affiliates)	5,454	4,483	3,886	581
- a joint venture	—	—	1,937	290
Property management service expenses
- an associates	20,976	—	—	—
- SHC (including its subsidiaries and affiliates)	—	22,212	26,547	3,968
Leasing expenses
- SHC (including its subsidiaries and affiliates)	4,715	8,676	25,705	3,842
General and administrative expenses
- SHC (including its subsidiaries and affiliates)	14,309	20,215	21,607	3,230
- HLA (including its affiliates)	6,887	6,913	6,639	992
Delivery, storage, distribution and handling expenses
- SHC (including its subsidiaries and affiliates)	193,258	210,406	228,195	34,109
Purchases of vehicles and machineries
- SHC (including its subsidiaries and affiliates)	—	52,443	6,144	918
Purchases of additional shareholding in a subsidiary from
- SHC (including its subsidiaries and affiliates) (i)	—	1,335	—	—
Disposal of shareholding in an associate to
- SHC (including its subsidiaries and affiliates) (ii)	—	1,833	—	—

Note:

(i)	In June 2017, GYAMC acquired 25% of equity interest in Crankshaft from State Holding Company with a purchase consideration of RMB 1.3 million.

(ii)	In August 2017, YEMC disposed its 30% equity interest in Property Management to State Holding Company for a consideration of RMB 1.9 million.

In addition to the above, Yuchai also entered into transactions with other PRC Government owned enterprises. Management considers that these transactions were entered into in the normal course of business and expects that these transactions will continue on normal commercial terms. Balances with other PRC entities are excluded from this caption.

The transactions with related parties are made at terms agreed between the parties.

Compensation of key management personnel of the Group

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000

Short-term employee benefits	31,975	40,831	39,703	5,935
Contribution to defined contribution plans	415	385	335	50
Cost of share-based payment	4,387	1,294	—	—

	36,777	42,510	40,038	5,985

The non-executive directors do not receive pension entitlements from the Group.